Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions and Balances [Abstract]
Schedule of transactions with related parties
	2019	2018
	USD	USD

Contributions by the shareholders	77,090,648	951,539
Amounts paid on behalf of the Group by the shareholders*	1,135,484	7,850,431
Amounts paid by the Group on behalf of the shareholders	(1,647,064)	(2,296,354)
Distributions to shareholders	(53,279,016)	(29,209,289)

	23,300,052	(22,703,673)

Schedule of changes in shareholders' account
	2019	2018
	USD	USD

At 1 January	47,717,763	70,421,436
Net contributions (distributions) during the year	23,300,052	(22,703,673)

At 31 December	71,017,815	47,717,763

Schedule of other related party balances
	2019	2018
	USD	USD

Expenses paid on behalf of related parties (note 10)	57,550	-

Due from related parties:
HBS Investments LP (shareholder)	13,388	-
H Capital International LP (shareholder)	11,056	-
O2 Investments Limited as GP (shareholder)	6,181	-
SBD International LP (shareholder)	13,760	-
SD Holding Limited as GP (shareholder)	6,984	-
Gyan Investments Ltd (shareholder)	6,181	-

	57,550	-